Long Term Debt - Loss on Debt Retirement (Detail) - USD ($) $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 25, 2014	Aug. 02, 2015	Nov. 02, 2014	Aug. 03, 2014	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015
Debt Disclosure [Line Items]
Write-off of unamortized debt issuance cost - early prepayment							$ 1,347
Write-off of unamortized debt discount - early prepayment							239
Write-off of unamortized debt issuance cost - refinancing							6,559
Write-off of unamortized debt discount - refinancing							435
Non-cash charges, Total					$ 6,790	$ 6,994	8,580
Legal expenses							41
Direct costs associated with debt retirement, Total							18,998
Loss on debt retirement	$ 25,986	$ 6,822	$ 1,592	$ 25,986	$ 6,822	$ 25,986	27,578
11% Senior Notes [Member]
Debt Disclosure [Line Items]
Premium for early redemption							11,000
Additional interest paid to trustee							1,833
12.25% Senior Discount Notes [Member]
Debt Disclosure [Line Items]
Premium for early redemption							4,646
Additional interest paid to trustee							$ 1,478